Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation
12.	Stock-Based Compensation

Legacy Newegg Inc. Stock Based Compensation

2005 Incentive Award Plan:

In September 2005, the Newegg 2005 Incentive Award Plan was approved and subsequently amended in January 2008, October 2009, December 2011 and September 2015. Under the Newegg 2005 Incentive Award Plan, we may grant equity incentive awards to employees, directors, and consultants based on our common shares. A committee of our board of directors determines the eligibility, types of equity awards, vesting schedules, and exercise prices for equity awards granted. Subject to certain adjustments in the event of a change in capitalization or similar transaction, we may issue a maximum of 4,147,607 common shares under the Newegg 2005 Incentive Award Plan. We issue new common shares from this authorized share pool to settle stock-based compensation awards. The exercise price of options granted under the plan shall not be less than the fair value of our common shares as of the date of grant. Options typically vest over a term of four years, and are typically exercisable for a period of 10 years after the date of grant, except when granted to a holder who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of Newegg or any subsidiaries, in which case, the term of the option shall be no more than five years from the date of grant. In September 2015, the Newegg 2005 Incentive Award Plan was amended to permit additional awards to be made after the tenth anniversary of the original adoption of said plan.

The fair value of each option award granted under the Incentive Award Plan is estimated using the Black-Scholes option pricing model on the date of grant. This model requires the input of highly complex and subjective variables. These variables include, but are not limited to, the expected stock price volatility over the expected life of the awards and actual and projected employee stock option exercise behavior with the following inputs: risk-free interest rate, expected stock price volatility, forfeiture rate, expected term, dividend yield and weighted average grant date fair value.

The risk-free interest rate is based on the currently available rate on a U.S. Treasury zero-coupon issue with a remaining term equal to the expected term of the option converted into a continuously compounded rate. The expected volatility of stock options is based on a review of the historical volatility and the implied volatility of a peer group of publicly traded companies comparable to the Company. In evaluating comparability, the Company considered factors such as industry, stage of life cycle, and size. After the adoption of Accounting Standards Update No. 2016-09 Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting as of January 1, 2017, the Company elected to recognize the effect of awards for which the requisite service is not rendered when the award is forfeited. The expected term assumption used by the Company reflects the application of the simplified method set out in Securities and Exchange Commission Staff Accounting Bulletin No. 110, Shared-Based Payment. The simplified method defines the expected term of an option as the average of the contractual term of the options and the weighted average vesting period for all option tranches. The dividend yield reflects the Company’s dividend rate on the date of grant. During the years ended December 31, 2025 and 2024, Newegg Inc. did not grant any stock options representing the right to purchase Newegg Inc. Common Stock.

The following table summarizes the activity for all stock options granted:

	Options outstanding	Weighted average exercise price	Average remaining contractual terms (in years)	Aggregate intrinsic Value (in thousands)
Outstanding at January 1, 2023	2,951,770	$12.00	6.46	$42,143
Exercised	(108,940)	11.00
Grant	—
Forfeited or expired	(21,756)	11.00
Outstanding at December 31, 2023	2,821,074	11.93	5.42	37,431
Exercised	(1,104,673)	8.80
Grant	—
Forfeited or expired	(58,549)	11.00
Outstanding at December 31, 2024	1,657,852	14.02	5.46	—
Exercised	(340,780)	10.95
Grant	—
Forfeited or expired	—
Outstanding at December 31, 2025	1,317,072	$14.80	4.46	$47,360
Vested and expected to vest at December 31, 2025	1,317,072	$14.80	4.46	$47,360
Exercisable at December 31, 2025	1,317,072	$14.80	4.46	$47,360

During the year ended December 31, 2025, stock options were exercised for 340,780 of the Company’s common stock. Cash exercises totaled 340,780 shares of the Company’s common stock with proceeds of approximately $3.7 million. The exercise prices were $10.95 per share during the year ended December 31, 2025.

During the year ended December 31, 2024, stock options were exercised for 1,104,673 of the Company’s common stock. Cash exercises totaled 10,351 shares of the Company’s common stock with proceeds of approximately $0.1 million. The exercise prices ranged from $5.40 to $11.00 per share during the year ended December 31, 2024.

During the year ended December 31, 2023, stock options were exercised for 108,940 of the Company’s common stock. Cash exercises totaled 108,940 shares of the Company’s common stock with proceeds of approximately $1.2 million. The exercise prices were $11.00 per share during the year ended December 31, 2023.

During the years ended December 31, 2025, 2024 and 2023, the total intrinsic value of stock options exercised was $27.5 million, $11.3 million, and $1.7 million, respectively, and the compensation expense for stock options granted included in “Selling, general and administrative expenses” in the consolidated statements of operations totaled nil, $1.4 million and $3.1 million, respectively.

As of December 31, 2025 and 2024 there were no unrecognized compensation costs related to nonvested options.

Newegg Commerce, Inc. Stock Based Compensation

2021 Equity Incentive Plan

On November 26, 2021, the Board of Directors approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”). Under the 2021 Plan, the Company may grant equity incentive awards to employees, directors, and consultants based on the Company’s Common Stock. A committee of the Board of Directors of the Company determines the eligibility, types of equity awards, vesting schedules, and exercise prices for equity awards granted. Subject to certain adjustments in the event of a change in control or similar transaction, the Company was originally able to issue a maximum of 368,745 of its Common Stock under the 2021 Plan. The Company issues new shares of its Common Stock from its authorized share pool to settle stock-based compensation awards.

On July 21, 2022, the Board of Directors approved the amendment of the 2021 Plan to increase the maximum share pool from 368,745 to 818,745 shares.

The following table summarizes the activity for all restricted stock units granted:

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2023	231,413	$348.40
Granted	4,000	24.59
Vested	(77,441)	350.51
Cancelled	(8,249)	305.60
Unvested at December 31, 2023	149,723	341.02
Granted	3,500	17.63
Vested	(70,345)	351.28
Cancelled	(18,441)	297.44
Unvested at December 31, 2024	64,437	324.73
Granted	4,500	8.67
Vested	(59,430)	347.87
Cancelled	(2,379)	141.87
Unvested at December 31, 2025	7,128	$27.49

During the years ended December 31, 2025 and 2024, the Company granted 4,500 and 3,500 restricted stock units (“RSUs”), respectively, to its executives and employees. The vesting of each RSU is subject to the employee’s continued employment through applicable vesting dates. The RSUs are accounted for as equity awards and are measured at fair value based upon the grant date price of the Company’s common stock. Compensation expense is recognized on a straight-line basis over the requisite service period of four years.

On August 13, 2022 the Company issued 277,289 performance-based vesting restricted stock units (“PRSUs”) to one of its executives over four performance periods where 69,323 PRSUs were granted for the year ended December 31, 2025 and 69,322 PRSUs were granted for each of the year ended December 31, 2024, 2023 and 2022. Each of the four performance periods will have a separate grant date and service inception date, and a separate requisite service period. The PRSUs are accounted for as equity awards and are measured at fair value based upon the grant date price of the Company’s common stock. The vesting of each PRSU is based on financial performance tied to GMV. The vesting of PRSUs is determined at the end of each of the four-year performance periods. The payout can vary from zero to 100% based on actual results and performance goals may be adjusted by the Compensation Committee from time to time in its sole discretion.

The following table summarizes the activity for all performance-based restricted stock units granted:

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2023	69,322	$77.60
Granted	69,322	23.40
Vested	(69,322)	77.60
Cancelled	—	—
Unvested at December 31, 2023	69,322	23.40
Granted	69,322	18.20
Vested	(59,419)	23.40
Cancelled	(9,903)	23.40
Unvested at December 31, 2024	69,322	18.20
Granted	69,323	15.70
Vested	(69,322)	18.20
Cancelled	—	—
Unvested at December 31, 2025	69,323	$15.70

During the years ended December 31, 2025, 2024 and 2023, the compensation expense for all restricted stock units granted included in “Selling, general and administrative expenses” in the consolidated statements of operations totaled $21.7 million, $25.9 million and $30.5 million, respectively.

As of December 31, 2025 and 2024, there were $1.0 million and $21.1 million, respectively, of unrecognized compensation costs related to restricted stock units.